Business Segment and Geographic Information - Revenue by Client Sector (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Business Segment and Geographic Information
Gross revenues	$ 190,485,000		$ 377,277,000
Contingent consideration		$ (19,297,000)		$ (29,367,000)
Net revenue	190,485,000		377,277,000
Operating expenses	159,530,000		300,045,000
Operating income	30,955,000		77,232,000
Institutional
Business Segment and Geographic Information
Gross revenues	111,057,000		220,309,000
Wholesale
Business Segment and Geographic Information
Gross revenues	41,945,000		81,376,000
Retail
Business Segment and Geographic Information
Gross revenues	19,939,000		41,145,000
Market Data
Business Segment and Geographic Information
Gross revenues	$ 17,544,000		$ 34,447,000
Predecessor
Business Segment and Geographic Information
Gross revenues		171,015,000		340,518,000
Contingent consideration		(19,297,000)		(29,367,000)
Net revenue		151,718,000		311,151,000
Operating expenses		111,556,000		223,634,000
Operating income		40,162,000		87,517,000
Predecessor | Institutional
Business Segment and Geographic Information
Gross revenues		102,095,000		204,415,000
Predecessor | Wholesale
Business Segment and Geographic Information
Gross revenues		32,265,000		64,860,000
Predecessor | Retail
Business Segment and Geographic Information
Gross revenues		20,918,000		39,954,000
Predecessor | Market Data
Business Segment and Geographic Information
Gross revenues		$ 15,737,000		$ 31,289,000